Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 97,449	$ 87,842
Gross unrealized gains on FVOCI securities	234	176
Gross unrealized losses on FVOCI securities	(126)	(133)
Financial assets measured at fair value through other comprehensive income	97,557	87,885
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	98,621	88,821
Gross unrealized gains on FVOCI securities	309	241
Gross unrealized losses on FVOCI securities	(149)	(157)
Financial assets measured at fair value through other comprehensive income	98,781	88,905
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	18,429	15,531
Gross unrealized gains on FVOCI securities	17	9
Gross unrealized losses on FVOCI securities	(21)	(17)
Financial assets measured at fair value through other comprehensive income	18,425	15,523
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	14,741	16,484
Gross unrealized gains on FVOCI securities	97	50
Gross unrealized losses on FVOCI securities	(47)	(41)
Financial assets measured at fair value through other comprehensive income	14,791	16,493
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	37,635	33,345
Gross unrealized gains on FVOCI securities	50	64
Gross unrealized losses on FVOCI securities	(36)	(58)
Financial assets measured at fair value through other comprehensive income	37,649	33,351
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,138	7,727
Gross unrealized gains on FVOCI securities	38	31
Gross unrealized losses on FVOCI securities	(8)	(2)
Financial assets measured at fair value through other comprehensive income	10,168	7,756
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,936	3,716
Gross unrealized gains on FVOCI securities	12	5
Gross unrealized losses on FVOCI securities	(9)	(12)
Financial assets measured at fair value through other comprehensive income	3,939	3,709
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,712	947
Gross unrealized gains on FVOCI securities	1
Financial assets measured at fair value through other comprehensive income	1,713	947
Unrealized gain losses on FVOCI securities [member] | Corporate and other debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,858	10,092
Gross unrealized gains on FVOCI securities	19	17
Gross unrealized losses on FVOCI securities	(5)	(3)
Financial assets measured at fair value through other comprehensive income	10,872	10,106
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,172	979
Gross unrealized gains on FVOCI securities	75	65
Gross unrealized losses on FVOCI securities	(23)	(24)
Financial assets measured at fair value through other comprehensive income	$ 1,224	$ 1,020